Operating Segments Operating Segments Level 4 (Details) - Reconciliation of Segment EBITDA to Net Income (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Income (Loss) from Equity Method Investments		$ 0	$ 1	$ 2
Assets	[1]	2,717	2,606
Non-cash charges		12	26	15
Unrealized losses from pension liability		(5)	33	(13)
Unrealized gains from pension liability				(16)
Restructuring and other costs - including management fees		36	70	32
Reorganization Items		1	2	8
Interest Income (Expense), Net		80	76	79
Income Tax Expense (Benefit)		15	18	13
Other Depreciation and Amortization		154	185	153
Loss on extinguishment and exchange of debt		0	(9)	(7)
Net Income (Loss) Attributable to Parent		0	(163)	(83)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		0	(163)	(83)
Performance Additives [Member]
Segment Reporting Information [Line Items]
Assets	[1]	1,214	1,150
Segment EBITDA		188	187	176
Other Depreciation and Amortization		61	62	54
Formulated and Basic Silicones [Member]
Segment Reporting Information [Line Items]
Assets	[1]	1,225	1,174
Segment EBITDA		105	70	25
Other Depreciation and Amortization		69	94	73
Quartz [Member]
Segment Reporting Information [Line Items]
Assets	[1]	267	273
Segment EBITDA		40	20	27
Other Depreciation and Amortization		24	29	26
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Assets	[1]	11	9
Parent Company [Member]
Segment Reporting Information [Line Items]
Segment EBITDA		293	238	194
Parent Company [Member] | Corporate and Other [Member]
Segment Reporting Information [Line Items]
Segment EBITDA		$ (40)	$ (39)	$ (34)

[1]	Deferred income tax assets are included within Corporate as reconciling amounts to the Company's total assets as presented on the Consolidated Balance Sheets.